Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 8.3%
492,283	Abe Investment Holdings, Inc. 4.625% (3-Month USD Libor+450 basis points), 2/19/2026[2,3,4]	$491,156
500,000	AI Aqua Merger Sub, Inc. 4.500% (1-Month Term SOFR+400 basis points), 7/30/2028[2,3,4,5,6]	493,335
500,000	American Rock Salt Co. LLC 8.010% (1-Month USD Libor+725 basis points), 6/11/2029[2,4]	498,125
850,000	Artera Services LLC 8.256% (3-Month USD Libor+725 basis points), 3/6/2026[2,3,4]	790,500
	Aruba Investments Holdings, LLC
247,506	4.750% (1-Month USD Libor+400 basis points), 11/24/2027[2,3,4]	245,341
400,000	8.500% (1-Month USD Libor+775 basis points), 11/24/2028[2,3,4]	398,250
750,000	Asurion LLC 6.014% (1-Month USD Libor+525 basis points), 2/3/2028[2,3,4]	728,906
598,405	BCP Raptor LLC 5.250% (3-Month USD Libor+425 basis points), 6/30/2024[2,3,4]	597,890
296,258	Canada Goose, Inc. 4.506% (1-Month USD Libor+350 basis points), 10/7/2027[2,3,4,7]	294,036
297,000	CCI Buyer, Inc. 4.500% (1-Month Term SOFR+400 basis points), 12/17/2027[2,3,4]	293,195
150,000	CCS-CMGC Holdings, Inc. 9.764% (3-Month USD Libor+900 basis points), 10/1/2026[2,3,4]	147,000
748,160	CP Atlas Buyer, Inc. 4.514% (1-Month USD Libor+375 basis points), 11/23/2027[2,3,4]	705,014
740,625	ECI Macola/Max Holding LLC 4.756% (1-Month USD Libor+375 basis points), 11/9/2027[2,3,4]	739,081
498,698	Excelitas Technologies Corp. 4.506% (3-Month USD Libor+350 basis points), 12/1/2024[2,3,4]	496,204
500,000	Fertitta Entertainment LLC 4.700% (1-Month Term SOFR+400 basis points), 1/27/2029[2,3,4]	498,340
748,066	Global Medical Response, Inc. 5.250% (3-Month USD Libor+425 basis points), 3/14/2025[2,3,4]	743,652
592,523	Great Outdoors Group LLC 4.514% (1-Month USD Libor+375 basis points), 3/5/2028[2,3,4]	588,005
688,421	Idera, Inc. 4.520% (1-Month USD Libor+375 basis points), 3/2/2028[2,3,4]	680,920
325,784	Isagenix International LLC 6.750% (3-Month USD Libor+575 basis points), 6/14/2025[2,3,4]	198,041
646,750	Ivanti Software, Inc. 5.000% (1-Month USD Libor+425 basis points), 12/1/2027[2,3,4]	633,867
764,104	Kestrel Acquisition LLC 5.250% (3-Month USD Libor+425 basis points), 6/30/2025[2,3,4]	737,360
198,093	LBM Acquisition LLC 4.500% (1-Month USD Libor+375 basis points), 12/18/2027[2,3,4]	187,569

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
160,956	Life Time, Inc. 5.750% (1-Month USD Libor+475 basis points), 12/15/2024[2,3,4]	$161,117
600,000	LSF9 Atlantis Holdings LLC 8.000% (1-Month Term SOFR+725 basis points), 3/31/2029[2,3,4]	589,500
598,500	Lucid Energy Group II Borrower LLC 5.000% (1-Month USD Libor+425 basis points), 11/22/2028[2,3,4]	594,137
497,500	Magenta Buyer LLC 6.230% (1-Month USD Libor+500 basis points), 7/27/2028[2,3,4]	491,281
630,500	Minotaur Acquisition, Inc. 5.514% (3-Month USD Libor+500 basis points), 3/29/2026[2,3,4]	627,351
750,000	Mitchell International, Inc. 7.000% (1-Month USD Libor+650 basis points), 10/15/2029[2,3,4]	743,531
680,339	Oregon Clean Energy LLC 4.750% (3-Month USD Libor+375 basis points), 3/1/2026[2,3,4]	654,146
248,125	Pluto Acquisition I, Inc. 4.175% (1-Month USD Libor+400 basis points), 6/20/2026[2,3,4]	243,783
100,000	Prairie ECI Acquiror LP 5.514% (3-Month USD Libor+475 basis points), 3/11/2026[2,3,4]	98,201
750,000	Pre-Paid Legal Services, Inc. 4.250% (1-Month USD Libor+375 basis points), 12/15/2028[2,3,4]	742,031
500,000	Quasar Intermediate Holdings Ltd. 8.150% (1-Month Term SOFR+750 basis points), 2/1/2030[2,3,4]	479,375
748,120	Red Planet Borrower LLC 4.756% (1-Month USD Libor+375 basis points), 9/30/2028[2,3,4]	741,888
750,000	Redstone Holdco 2 LP 8.975% (1-Month USD Libor+775 basis points), 8/6/2029[2,3,4]	693,360
400,000	Renaissance Holdings Corp. 7.457% (3-Month USD Libor+700 basis points), 5/29/2026[2,3,4]	397,814
393,939	Rohm Holding GmbH 5.269% (1-Month USD Libor+500 basis points), 7/31/2026[2,3,4,7]	379,907
492,366	Severin Acquisition LLC 3.668% (1-Month USD Libor+325 basis points), 8/1/2025[2,3,4]	488,265
246,242	Surf Holdings LLC 4.110% (1-Month USD Libor+350 basis points), 3/5/2027[2,3,4]	244,088
728,444	Traverse Midstream Partners LLC 5.250% (1-Month Term SOFR+425 basis points), 9/27/2024[2,3,4]	727,534
498,111	Truck Hero, Inc. 4.014% (1-Month USD Libor+325 basis points), 2/24/2028[2,3,4]	466,481
495,009	U.S. Radiology Specialists, Inc. 6.313% (1-Month USD Libor+550 basis points), 12/15/2027[2,3,4]	493,958
386,405	U.S. Silica Co. 5.000% (3-Month USD Libor+400 basis points), 5/1/2025[2,4]	383,064

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
597,000	Vision Solutions, Inc. 5.184% (1-Month USD Libor+400 basis points), 5/28/2028[2,3,4]	$590,448
	Total Bank Loans
	(Cost $22,400,128)	22,217,047
	BONDS — 80.9%
	ASSET-BACKED SECURITIES — 73.9%
	522 Funding CLO Ltd.
1,000,000	Series 2020-6A, Class F, 9.224% (3-Month USD Libor+804 basis points), 10/23/2034[3,4,8]	942,974
1,500,000	Series 2019-5A, Class ER, 7.606% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,460,308
1,000,000	Allegany Park CLO Ltd. Series 2019-1A, Class ER, 7.273% (3-Month Term SOFR+640 basis points), 1/20/2035[3,4,8]	971,433
1,400,000	Anchorage Credit Funding 1 Ltd. Series 2015-1A, Class ERV, 6.700%, 7/28/2037[3,8]	1,234,120
750,000	Annisa CLO Series 2016-2A, Class DR, 4.063% (3-Month USD Libor+300 basis points), 7/20/2031[3,4,8]	740,700
925,000	Apidos CLO Series 2017-28A, Class D, 6.563% (3-Month USD Libor+550 basis points), 1/20/2031[3,4,8]	871,962
1,000,000	Apidos CLO Series 2012-11A, Class DR3, 4.794% (3-Month USD Libor+375 basis points), 4/17/2034[3,4,8]	998,455
1,000,000	Apres Static CLO Ltd. Series 2019-1A, Class DR, 8.804% (3-Month USD Libor+776 basis points), 10/15/2028[3,4,8]	1,001,000
	Ares CLO Ltd.
1,000,000	Series 2017-42A, Class E, 7.186% (3-Month USD Libor+605 basis points), 1/22/2028[3,4,8]	959,321
650,000	Series 2015-38A, Class DR, 3.563% (3-Month USD Libor+250 basis points), 4/20/2030[3,4,8]	615,313
2,000,000	Series 2021-62A, Class SUB, 0.000%, 1/25/2034[3,8,9]	1,878,349
1,000,000	Series 2016-41A, Class ER, 7.794% (3-Month USD Libor+675 basis points), 4/15/2034[3,4,8]	977,717
1,000,000	Series 2017-44A, Class DR, 7.914% (3-Month USD Libor+687 basis points), 4/15/2034[3,4,8]	984,832
1,000,000	Series 2022-64A, Class E, 1.751% (3-Month Term SOFR+744 basis points), 4/15/2035[3,4,8]	980,000
1,000,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 8.263% (3-Month USD Libor+720 basis points), 10/20/2034[3,4,8]	971,724

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Atrium Series 9A, Class DR, 4.108% (3-Month USD Libor+360 basis points), 5/28/2030[3,4,8]	$981,977
1,060,000	Atrium Series 12A, Class DR, 3.936% (3-Month USD Libor+280 basis points), 4/22/2027[3,4,8]	1,038,281
1,000,000	Babson CLO Ltd. Series 2015-IA, Class DR, 3.663% (3-Month USD Libor+260 basis points), 1/20/2031[3,4,8]	944,985
	Bain Capital Credit CLO
500,000	Series 2018-1A, Class D, 3.884% (3-Month USD Libor+270 basis points), 4/23/2031[3,4,8]	474,472
1,000,000	Series 2021-7A, Class D, 3.616% (3-Month USD Libor+325 basis points), 1/22/2035[3,4,8]	995,545
1,000,000	Ballyrock CLO Ltd. Series 2019-1A, Class DR, 7.794% (3-Month USD Libor+675 basis points), 7/15/2032[3,4,8]	966,968
	Barings CLO Ltd.
1,000,000	Series 2013-IA, Class ER, 6.263% (3-Month USD Libor+520 basis points), 1/20/2028[3,4,8]	973,618
750,000	Series 2013-IA, Class FR, 7.813% (3-Month USD Libor+675 basis points), 1/20/2028[3,4,8]	688,307
2,300,000	Series 2017-1A, Class E, 7.044% (3-Month USD Libor+600 basis points), 7/18/2029[3,4,8]	2,261,398
1,000,000	Series 2017-1A, Class F, 8.494% (3-Month USD Libor+745 basis points), 7/18/2029[3,4,8]	921,788
1,000,000	Series 2020-1A, Class ER, 7.694% (3-Month USD Libor+665 basis points), 10/15/2036[3,4,8]	975,202
1,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 3.650% (3-Month EUR Libor+365 basis points), 7/25/2035[3,4]	1,566,826
500,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 4.634% (3-Month USD Libor+345 basis points), 1/25/2035[3,4,8]	486,598
	Benefit Street Partners CLO Ltd.
805,000	Series 2013-IIA, Class CR, 4.744% (3-Month USD Libor+370 basis points), 7/15/2029[3,4,8]	790,024
1,000,000	Series 2013-IIIA, Class DR, 7.663% (3-Month USD Libor+660 basis points), 7/20/2029[3,4,8]	931,578
1,000,000	Series 2017-12A, Class D, 7.454% (3-Month USD Libor+641 basis points), 10/15/2030[3,4,8]	946,465
1,250,000	Series 2018-14A, Class E, 6.413% (3-Month USD Libor+535 basis points), 4/20/2031[3,4,8]	1,158,418

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
500,000	Series 2019-17A, Class ER, 7.394% (3-Month USD Libor+635 basis points), 7/15/2032[3,4,8]	$477,046
1,250,000	Series 2020-21A, Class DR, 4.394% (3-Month USD Libor+335 basis points), 10/15/2034[3,4,8]	1,222,191
1,500,000	Series 2020-21A, Class ER, 7.744% (3-Month USD Libor+670 basis points), 10/15/2034[3,4,8]	1,446,931
1,000,000	Series 2019-18A, Class ER, 7.794% (3-Month USD Libor+675 basis points), 10/15/2034[3,4,8]	971,211
1,000,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 5.434% (3-Month USD Libor+425 basis points), 7/25/2034[3,4,8]	967,577
500,000	Canyon Capital CLO Ltd. Series 2014-1A, Class CR, 3.049% (3-Month USD Libor+275 basis points), 1/30/2031[3,4,8]	477,909
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class DR, 3.644% (3-Month USD Libor+260 basis points), 4/17/2031[3,4,8]	471,633
1,000,000	CIFC European Funding CLO Series 3X, Class D, 3.600% (3-Month EUR Libor+360 basis points), 1/15/2034[3,4]	1,044,414
	CIFC Funding Ltd.
1,050,000	Series 2012-2RA, Class D, 6.513% (3-Month USD Libor+545 basis points), 1/20/2028[3,4,8]	986,175
2,000,000	Series 2015-3A, Class ER, 5.994% (3-Month USD Libor+495 basis points), 4/19/2029[3,4,8]	1,892,580
1,000,000	Series 2017-1A, Class D, 4.598% (3-Month USD Libor+350 basis points), 4/23/2029[3,4,8]	1,000,012
1,000,000	Series 2013-4A, Class ERR, 6.675% (3-Month USD Libor+545 basis points), 4/27/2031[3,4,8]	931,449
500,000	Series 2018-3A, Class E, 6.544% (3-Month USD Libor+550 basis points), 7/18/2031[3,4,8]	473,480
1,000,000	Series 2019-2A, Class ER, 7.634% (3-Month USD Libor+659 basis points), 4/17/2034[3,4,8]	975,961
500,000	Series 2019-5A, Class DR, 7.824% (3-Month USD Libor+678 basis points), 1/15/2035[3,4,8]	487,578
	Crestline Denali CLO Ltd.
750,000	Series 2018-1A, Class D, 3.663% (3-Month USD Libor+260 basis points), 1/20/2030[3,4,8]	716,103
1,250,000	Series 2017-1A, Class D, 4.793% (3-Month USD Libor+373 basis points), 4/20/2030[3,4,8]	1,203,428
750,000	Series 2016-1A, Class DR, 4.534% (3-Month USD Libor+335 basis points), 10/23/2031[3,4,8]	725,114

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,750,000	Dartry Park CLO DAC Series 1X, Class CRR, 3.350% (3-Month EUR Libor+335 basis points), 1/28/2034[3,4]	$1,822,007
1,000,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 3.794% (3-Month USD Libor+275 basis points), 4/15/2031[3,4,8]	942,864
	Dryden CLO Ltd.
4,000,000	Series 2020-86A, Class SUB, 0.000%, 7/17/2030[3,8,9]	2,881,486
995,000	Series 2018-57A, Class D, 3.056% (3-Month USD Libor+255 basis points), 5/15/2031[3,4,8]	956,565
330,000	Series 2018-57A, Class E, 5.706% (3-Month USD Libor+520 basis points), 5/15/2031[3,4,8]	309,996
1,000,000	Series 2020-77A, Class ER, 6.350% (3-Month USD Libor+587 basis points), 5/20/2034[3,4,8]	932,576
1,000,000	Series 2020-77A, Class FR, 8.070% (3-Month USD Libor+759 basis points), 5/20/2034[3,4,8]	900,503
1,000,000	Dryden Euro CLO Series 2021-91X, Class D, 0.000% (3-Month EUR Libor+485 basis points), 4/18/2035[3,4]	1,054,964
	Dryden Senior Loan Fund
1,000,000	Series 2013-30A, Class FR, 7.756% (3-Month USD Libor+725 basis points), 11/15/2028[3,4,8]	896,983
500,000	Series 2016-45A, Class DR, 4.194% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	496,886
	Eaton Vance CLO Ltd.
1,075,000	Series 2015-1A, Class DR, 3.563% (3-Month USD Libor+250 basis points), 1/20/2030[3,4,8]	1,026,277
850,000	Series 2015-1A, Class ER, 6.663% (3-Month USD Libor+560 basis points), 1/20/2030[3,4,8]	813,823
500,000	Series 2014-1RA, Class E, 6.744% (3-Month USD Libor+570 basis points), 7/15/2030[3,4,8]	490,057
750,000	Series 2018-1A, Class D, 4.244% (3-Month USD Libor+320 basis points), 10/15/2030[3,4,8]	739,871
1,500,000	Series 2013-1A, Class D3R, 7.844% (3-Month USD Libor+680 basis points), 1/15/2034[3,4,8]	1,463,110
1,000,000	Series 2020-2A, Class ER, 7.544% (3-Month USD Libor+650 basis points), 1/15/2035[3,4,8]	973,284
	Elmwood CLO Ltd.
1,000,000	Series 2019-2A, Class DR, 4.063% (3-Month USD Libor+300 basis points), 4/20/2034[3,4,8]	986,984
600,000	Series 2019-3A, Class FR, 8.803% (3-Month USD Libor+774 basis points), 10/20/2034[3,4,8]	535,531

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Flatiron CLO Ltd.
5,425,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[3,8,9]	$3,626,017
3,500,000	Series 2018-1A, Class SUB, 0.000%, 4/17/2031[3,8,9]	2,306,858
1,000,000	Series 2020-1A, Class D, 4.270% (3-Month USD Libor+379 basis points), 11/20/2033[3,4,8]	991,756
1,750,000	Series 2020-1A, Class E, 8.330% (3-Month USD Libor+785 basis points), 11/20/2033[3,4,8]	1,741,405
750,000	Series 2021-1A, Class E, 7.044% (3-Month USD Libor+600 basis points), 7/19/2034[3,4,8]	716,019
1,000,000	Flatiron RR CLO LLC Series 2021-2A, Class E, 7.244% (3-Month USD Libor+620 basis points), 10/15/2034[3,4,8]	957,750
1,320,000	Galaxy CLO Ltd. Series 2017-23A, Class E, 7.334% (3-Month USD Libor+615 basis points), 4/24/2029[3,4,8]	1,273,879
500,000	Galaxy CLO Ltd. Series 2017-24A, Class E, 6.544% (3-Month USD Libor+550 basis points), 1/15/2031[3,4,8]	470,784
	Generate CLO Ltd.
1,000,000	Series 3A, Class ER, 7.463% (3-Month USD Libor+640 basis points), 10/20/2029[3,4,8]	984,140
750,000	Series 2A, Class DR, 3.736% (3-Month USD Libor+260 basis points), 1/22/2031[3,4,8]	725,308
1,250,000	Series 7A, Class D, 4.936% (3-Month USD Libor+380 basis points), 1/22/2033[3,4,8]	1,235,596
1,000,000	Series 9A, Class E, 7.913% (3-Month USD Libor+685 basis points), 10/20/2034[3,4,8]	964,886
500,000	Series 8A, Class ER, 8.013% (3-Month USD Libor+695 basis points), 10/20/2034[3,4,8]	493,569
1,000,000	Series 6A, Class ER, 7.936% (3-Month USD Libor+680 basis points), 1/22/2035[3,4,8]	947,829
2,000,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 7.444% (3-Month USD Libor+640 basis points), 10/15/2030[3,4,8]	1,952,325
	GoldenTree Loan Management U.S. CLO Ltd.
1,000,000	Series 2020-7A, Class FR, 8.813% (3-Month USD Libor+775 basis points), 4/20/2034[3,4,8]	922,500
750,000	Series 2021-10A, Class F, 8.853% (3-Month USD Libor+779 basis points), 7/20/2034[3,4,8]	680,874
500,000	Series 2020-8A, Class ER, 7.213% (3-Month USD Libor+615 basis points), 10/20/2034[3,4,8]	475,776

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	GoldenTree Loan Opportunities Ltd.
500,000	Series 2014-9A, Class ER2, 6.899% (3-Month USD Libor+566 basis points), 10/29/2029[3,4,8]	$484,867
1,500,000	Series 2016-12A, Class ER, 6.498% (3-Month USD Libor+540 basis points), 7/21/2030[3,4,8]	1,434,303
500,000	Greenwood Park CLO Ltd. Series 2018-1A, Class E, 5.994% (3-Month USD Libor+495 basis points), 4/15/2031[3,4,8]	463,956
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 5.520% (3-Month EUR Libor+552 basis points), 11/21/2031[3,4]	992,788
	Grippen Park CLO Ltd.
4,000,000	Series 2017-1A, Class SUB, 0.000%, 1/20/2030[3,8,9]	2,235,244
1,000,000	Series 2017-1A, Class E, 6.763% (3-Month USD Libor+570 basis points), 1/20/2030[3,4,8]	967,182
	Highbridge Loan Management Ltd.
1,850,000	Series 7A-2015, Class DR, 2.906% (3-Month USD Libor+240 basis points), 3/15/2027[3,4,8]	1,800,989
850,000	Series 3A-2014, Class CR, 4.644% (3-Month USD Libor+360 basis points), 7/18/2029[3,4,8]	829,272
875,000	Series 5A-2015, Class DRR, 4.194% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	824,790
3,500,000	Series 12A-18, Class SUB, 0.000%, 7/18/2031[3,8,9]	1,989,479
1,860,000	Series 12A-18, Class D, 6.194% (3-Month USD Libor+515 basis points), 7/18/2031[3,4,8]	1,767,707
	HPS Loan Management Ltd.
500,000	Series 8A-2016, Class ER, 6.563% (3-Month USD Libor+550 basis points), 7/20/2030[3,4,8]	473,181
2,000,000	Series 15A-19, Class ER, 7.705% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	1,932,765
1,000,000	Invesco CLO Ltd. Series 2021-1A, Class E, 7.504% (3-Month USD Libor+646 basis points), 4/15/2034[3,4,8]	960,264
1,000,000	Jay Park CLO Ltd. Series 2016-1A, Class DR, 6.263% (3-Month USD Libor+520 basis points), 10/20/2027[3,4,8]	979,441
750,000	LCM LP Series 18A, Class DR, 3.863% (3-Month USD Libor+280 basis points), 4/20/2031[3,4,8]	713,083
1,000,000	Madison Park Funding Ltd. Series 2014-13A, Class FR, 8.994% (3-Month USD Libor+795 basis points), 4/19/2030[3,4,8]	920,707

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Madison Park Funding Ltd.
1,250,000	Series 2015-19A, Class CR, 3.286% (3-Month USD Libor+215 basis points), 1/22/2028[3,4,8]	$1,237,625
1,000,000	Series 2015-19A, Class DR, 5.486% (3-Month USD Libor+435 basis points), 1/22/2028[3,4,8]	965,835
2,000,000	Series 2014-13A, Class ER, 6.794% (3-Month USD Libor+575 basis points), 4/19/2030[3,4,8]	1,936,619
1,500,000	Series 2017-26A, Class DR, 4.239% (3-Month USD Libor+300 basis points), 7/29/2030[3,4,8]	1,438,358
875,000	Magnetite Ltd. Series 2016-18A, Class ER, 5.756% (3-Month USD Libor+525 basis points), 11/15/2028[3,4,8]	846,661
	Magnetite Ltd.
2,150,000	Series 2012-7A, Class DR2, 5.544% (3-Month USD Libor+450 basis points), 1/15/2028[3,4,8]	2,054,957
500,000	Series 2015-16A, Class ER, 6.044% (3-Month USD Libor+500 basis points), 1/18/2028[3,4,8]	488,973
1,000,000	Series 2014-8A, Class ER2, 6.694% (3-Month USD Libor+565 basis points), 4/15/2031[3,4,8]	967,824
1,000,000	Series 2019-22A, Class ER, 7.394% (3-Month USD Libor+635 basis points), 4/15/2031[3,4,8]	969,428
1,050,000	Series 2015-12A, Class FR, 8.994% (3-Month USD Libor+795 basis points), 10/15/2031[3,4,8]	985,487
1,500,000	Series 2015-14RA, Class F, 8.974% (3-Month USD Libor+793 basis points), 10/18/2031[3,4,8]	1,397,732
	Milos CLO Ltd.
2,000,000	Series 2017-1A, Class AR, 2.133% (3-Month USD Libor+107 basis points), 10/20/2030[3,4,8]	1,994,207
800,000	Series 2017-1A, Class ER, 7.213% (3-Month USD Libor+615 basis points), 10/20/2030[3,4,8]	787,173
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2021-1A, Class E, 7.934% (3-Month USD Libor+675 basis points), 10/20/2034[3,4,8]	971,590
1,250,000	Series 2022-16A, Class E, 7.638% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	1,236,273
750,000	Mountain View Clo Ltd. Series 2019-1A, Class DR, 4.984% (3-Month USD Libor+394 basis points), 10/15/2034[3,4,8]	733,018
1,000,000	Mountain View CLO Ltd. Series 2015-10A, Class E, 5.871% (3-Month USD Libor+485 basis points), 10/13/2027[3,4,8]	967,367

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER, 7.104% (3-Month USD Libor+606 basis points), 10/17/2030[3,4,8]	$965,761
5,000,000	Series 2015-20A, Class SUB, 0.000%, 7/15/2034[3,8,9]	2,238,587
	Neuberger Berman Loan Advisers CLO Ltd.
1,000,000	Series 2018-27A, Class E, 6.244% (3-Month USD Libor+520 basis points), 1/15/2030[3,4,8]	932,345
1,450,000	Series 2019-32A, Class ER, 7.144% (3-Month USD Libor+610 basis points), 1/20/2032[3,4,8]	1,411,571
1,000,000	Series 2020-36A, Class ER, 7.813% (3-Month USD Libor+675 basis points), 4/20/2033[3,4,8]	981,765
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 3.000% (3-Month EUR Libor+300 basis points), 4/17/2034[3,4]	1,010,512
1,000,000	New Mountain CLO Ltd. Series CLO-3A, Class E, 7.663% (3-Month USD Libor+660 basis points), 10/20/2034[3,4,8]	943,940
	New Mountain CLO Ltd.
1,000,000	Series CLO-2A, Class E, 7.404% (3-Month USD Libor+636 basis points), 4/15/2034[3,4,8]	961,016
1,500,000	Series CLO-1A, Class ER, 7.724% (3-Month USD Libor+668 basis points), 10/15/2034[3,4,8]	1,433,699
1,250,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 5.813% (3-Month USD Libor+475 basis points), 4/20/2034[3,4,8]	1,236,063
	OCP CLO Ltd.
500,000	Series 2020-8RA, Class D, 8.044% (3-Month USD Libor+700 basis points), 1/17/2032[3,4,8]	489,619
1,250,000	Series 2020-18A, Class ER, 7.493% (3-Month USD Libor+643 basis points), 7/20/2032[3,4,8]	1,206,624
1,000,000	Series 2019-17A, Class ER, 7.563% (3-Month USD Libor+650 basis points), 7/20/2032[3,4,8]	970,659
1,000,000	Series 2016-12A, Class DR2, 4.061% (3-Month Term SOFR+334 basis points), 4/18/2033[3,4,8]	981,034
1,000,000	Series 2016-12A, Class ER2, 7.871% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,8]	974,009
1,000,000	Series 2021-22A, Class E, 7.663% (3-Month USD Libor+660 basis points), 12/2/2034[3,4,8]	966,681
	Octagon Investment Partners Ltd.
500,000	Series 2019-3A, Class ER, 7.794% (3-Month USD Libor+675 basis points), 7/15/2034[3,4,8]	480,019

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	Series 2020-1A, Class ER, 7.313% (3-Month USD Libor+625 basis points), 7/20/2034[3,4,8]	$710,096
1,500,000	Series 2020-4A, Class ER, 7.844% (3-Month USD Libor+680 basis points), 1/15/2035[3,4,8]	1,434,305
1,000,000	OSD CLO Ltd. Series 2021-23A, Class E, 7.044% (3-Month USD Libor+600 basis points), 4/17/2031[3,4,8]	956,053
	OZLM Ltd.
600,000	Series 2015-12X, Class E, 6.949% (3-Month USD Libor+665 basis points), 4/30/2027[3,4]	568,118
1,000,000	Series 2017-19A, Class DR, 8.674% (3-Month USD Libor+763 basis points), 1/15/2035[3,4,8]	970,442
	OZLM Ltd.
1,500,000	Series 2014-8A, Class DRR, 7.124% (3-Month USD Libor+608 basis points), 10/17/2029[3,4,8]	1,434,016
1,250,000	Series 2018-22A, Class C, 3.694% (3-Month USD Libor+265 basis points), 1/17/2031[3,4,8]	1,166,050
1,750,000	Series 2014-6A, Class CS, 4.174% (3-Month USD Libor+313 basis points), 4/17/2031[3,4,8]	1,658,281
1,500,000	Post CLO Ltd. Series 2022-1A, Class E, 7.463% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,8]	1,499,882
750,000	PPM CLO Ltd. Series 2019-3A, Class ER, 7.654% (3-Month USD Libor+661 basis points), 4/17/2034[3,4,8]	716,101
	Recette CLO Ltd.
1,000,000	Series 2015-1A, Class YRR, 0.100%, 4/20/2034[3,8]	43,735
1,750,000	Series 2015-1A, Class FRR, 9.533% (3-Month USD Libor+847 basis points), 4/20/2034[3,4,8]	1,599,774
1,200,000	Regatta Funding LP Series 2013-2A, Class CR2, 4.744% (3-Month USD Libor+370 basis points), 1/15/2029[3,4,8]	1,188,206
	Regatta Funding Ltd.
1,000,000	Series 2018-4A, Class D, 7.684% (3-Month USD Libor+650 basis points), 10/25/2031[3,4,8]	971,616
750,000	Series 2016-1A, Class ER2, 7.328% (3-Month USD Libor+640 basis points), 6/20/2034[3,4,8]	719,483
625,000	Riserva CLO Ltd. Series 2016-3A, Class FRR, 9.554% (3-Month USD Libor+851 basis points), 1/18/2034[3,4,8]	580,301

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Rockford Tower CLO Ltd.
1,125,000	Series 2017-2A, Class ER, 7.294% (3-Month USD Libor+625 basis points), 10/15/2029[3,4,8]	$1,100,672
1,400,000	Series 2020-1A, Class E, 7.963% (3-Month USD Libor+690 basis points), 1/20/2032[3,4,8]	1,409,042
1,000,000	Series 2021-2A, Class E, 7.463% (3-Month USD Libor+640 basis points), 7/20/2034[3,4,8]	955,652
1,000,000	Series 2021-3A, Class E, 7.783% (3-Month USD Libor+672 basis points), 10/20/2034[3,4,8]	964,727
1,000,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 3.891% (3-Month USD Libor+287 basis points), 4/13/2031[3,4,8]	946,644
	Signal Peak CLO Ltd.
1,000,000	Series 2014-1A, Class DR3, 4.444% (3-Month USD Libor+340 basis points), 4/17/2034[3,4,8]	985,355
5,121,212	Series 2017-4A, Class SUB, 0.000%, 10/26/2034[3,8,9]	2,798,700
	Sound Point CLO Ltd.
1,250,000	Series 2016-2A, Class ER, 7.963% (3-Month USD Libor+690 basis points), 10/20/2028[3,4,8]	1,200,359
1,000,000	Series 2019-1A, Class DR, 4.563% (3-Month USD Libor+350 basis points), 1/20/2032[3,4,8]	982,603
1,000,000	Series 2019-3A, Class DR, 4.684% (3-Month USD Libor+350 basis points), 10/25/2034[3,4,8]	983,082
1,000,000	Stratus CLO Ltd. Series 2021-2A, Class F, 8.423% (3-Month USD Libor+736 basis points), 12/28/2029[3,4,8]	961,818
650,000	Stratus CLO Ltd. Series 2021-1A, Class F, 8.313% (3-Month USD Libor+725 basis points), 12/29/2029[3,4,8]	622,970
	TCI-Flatiron CLO Ltd.
1,000,000	Series 2016-1A, Class DR3, 3.846% (3-Month Term SOFR+300 basis points), 1/17/2032[3,4,8]	981,958
1,500,000	Series 2016-1A, Class ER3, 7.096% (3-Month Term SOFR+625 basis points), 1/17/2032[3,4,8]	1,458,640
750,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 7.494% (3-Month USD Libor+645 basis points), 7/15/2030[3,4,8]	730,293
1,000,000	Thayer Park CLO Ltd. Series 2017-1A, Class ER, 9.933% (3-Month USD Libor+887 basis points), 4/20/2034[3,4,8]	934,103

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,600,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 3.994% (3-Month USD Libor+295 basis points), 10/18/2030[3,4,8]	$1,522,861
1,000,000	Thompson Park CLO Ltd. Series 2021-1A, Class E, 7.354% (3-Month USD Libor+631 basis points), 4/15/2034[3,4,8]	976,579
	TICP CLO Ltd.
1,500,000	Series 2018-3R, Class E, 6.963% (3-Month USD Libor+590 basis points), 4/20/2028[3,4,8]	1,455,645
2,000,000	Series 2018-IA, Class D, 6.984% (3-Month USD Libor+577 basis points), 4/26/2028[3,4,8]	1,932,941
688,000	Series 2016-5A, Class ER, 6.794% (3-Month USD Libor+575 basis points), 7/17/2031[3,4,8]	655,110
250,000	Series 2019-13A, Class ER, 7.244% (3-Month USD Libor+620 basis points), 4/15/2034[3,4,8]	242,740
	Voya CLO Ltd.
750,000	Series 2015-1A, Class CR, 3.394% (3-Month USD Libor+235 basis points), 1/18/2029[3,4,8]	723,899
500,000	Series 2013-1A, Class CR, 3.994% (3-Month USD Libor+295 basis points), 10/15/2030[3,4,8]	468,292
1,000,000	Series 2016-3A, Class CR, 4.294% (3-Month USD Libor+325 basis points), 10/18/2031[3,4,8]	936,499
1,000,000	Series 2020-2A, Class ER, 7.444% (3-Month USD Libor+640 basis points), 7/19/2034[3,4,8]	958,881
1,000,000	Series 2020-3A, Class DR, 4.313% (3-Month USD Libor+325 basis points), 10/20/2034[3,4,8]	977,284
1,000,000	Series 2019-4A, Class ER, 7.754% (3-Month USD Libor+671 basis points), 1/15/2035[3,4,8]	962,831
750,000	Series 2022-1A, Class E, 8.352% (3-Month Term SOFR+747 basis points), 4/20/2035[3,4,8]	735,072
2,500,000	Wellman Park CLO Ltd. Series 2021-1A, Class A, 2.144% (3-Month USD Libor+110 basis points), 7/15/2034[3,4,8]	2,485,782
750,000	Wind River CLO Ltd. Series 2014-3A, Class DR2, 4.536% (3-Month USD Libor+340 basis points), 10/22/2031[3,4,8]	722,509
1,250,000	York CLO Ltd. Series 2014-1A, Class ERR, 6.716% (3-Month USD Libor+558 basis points), 10/22/2029[3,4,8]	1,189,285
	Total Asset-Backed Securities
	(Cost $201,638,945)	197,964,824

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.268%, 5/10/2044[3,8,9]	$202,722
650,000	GS Mortgage Securities Corp. Series 2012-TMSQ, Class C, 3.573%, 12/10/2030[3,8,9]	649,306
750,000	Sixth Street CLO Ltd. Series 2021-17A, Class E, 7.263% (3-Month USD Libor+620 basis points), 1/20/2034[3,4,8]	721,398
1,183,759	West Town Mall Trust Series 2017-KNOX, Class A, 3.823%, 7/5/2030[8]	1,182,858
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.880%, 8/10/2031[3,8,9]	400,922
750,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.715%, 11/10/2036[8,9]	598,672
	Total Commercial Mortgage-Backed Securities
	(Cost $3,806,414)	3,755,878
	CORPORATE — 5.6%
	BASIC MATERIALS — 1.1%
750,000	Axalta Coating Systems LLC 3.375%, 2/15/2029[3,8]	649,972
350,000	EverArc Escrow Sarl 5.000%, 10/30/2029[3,7,8]	307,346
500,000	INEOS Quattro Finance 2 Plc 3.375%, 1/15/2026[3,7,8]	457,023
575,000	Neon Holdings, Inc. 10.125%, 4/1/2026[3,8]	600,182
750,000	Nobian Finance B.V. 3.625%, 7/15/2026[3]	703,579
350,000	SCIL IV LLC / SCIL USA Holdings LLC 5.375%, 11/1/2026[3,8]	319,835
		3,037,937
	COMMUNICATIONS — 0.9%
232,000	Cable One, Inc. 1.125%, 3/15/2028[10]	191,632
300,000	Endure Digital, Inc. 6.000%, 2/15/2029[3,8]	243,201
1,000,000	Kaixo Bondco Telecom S.A. 5.125%, 9/30/2029[3]	933,173
750,000	Summer BC Bidco B LLC 5.500%, 10/31/2026[3,8]	721,215

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
250,000	United Group B.V. 3.625%, 2/15/2028[3]	$230,253
		2,319,474
	CONSUMER, CYCLICAL — 1.2%
800,000	Ford Motor Co. 0.000%, 3/15/2026[10]	853,200
300,000	Life Time, Inc. 8.000%, 4/15/2026[3,8]	293,280
650,000	Lions Gate Capital Holdings LLC 5.500%, 4/15/2029[3,8]	577,038
30,000	Macy's Retail Holdings LLC 5.875%, 3/15/2030[3,8]	28,200
760,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 5.625%, 9/1/2029[3,8]	608,973
300,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.625%, 3/1/2030[3,8]	285,408
800,000	ZF Finance GmbH 2.000%, 5/6/2027[3]	724,552
		3,370,651
	CONSUMER, NON-CYCLICAL — 0.4%
900,000	Sunshine Mid B.V. 6.500%, 5/15/2026[3]	960,396
	ENERGY — 0.4%
525,000	Buckeye Partners LP 6.375% (3-Month USD Libor+402 basis points), 1/22/2078[3,9]	435,356
400,000	Genesis Energy LP / Genesis Energy Finance Corp. 7.750%, 2/1/2028[3]	385,550
300,000	Murray Energy Corp. 11.250%, 10/17/2022*,3,8,11	—
339,000	Nabors Industries Ltd. 7.250%, 1/15/2026[3,7,8]	331,761
		1,152,667
	FINANCIAL — 0.3%
750,000	Acrisure LLC / Acrisure Finance, Inc. 7.000%, 11/15/2025[3,8]	731,261
	INDUSTRIAL — 0.8%
900,000	Mauser Packaging Solutions Holding Co. 4.750%, 4/15/2024[3]	933,467

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
512,000	Trident TPI Holdings, Inc. 6.625%, 11/1/2025[3,8]	$496,179
800,000	Trivium Packaging Finance B.V. 8.500%, 8/15/2027[3,7,8]	791,048
		2,220,694
	TECHNOLOGY — 0.5%
510,000	Minerva Merger Sub, Inc. 6.500%, 2/15/2030[3,8]	469,995
300,000	Playtika Holding Corp. 4.250%, 3/15/2029[3,8]	270,696
600,000	Presidio Holdings, Inc. 8.250%, 2/1/2028[3,8]	583,476
		1,324,167
	Total Corporate
	(Cost $16,373,307)	15,117,247
	Total Bonds
	(Cost $221,818,666)	216,837,949

Number of Shares
	COMMON STOCKS — 0.3%
	FINANCIAL — 0.3%
6,869	SL Green Realty Corp. - REIT	475,472
10,700	Vornado Realty Trust - REIT	414,197
		889,669
	Total Common Stocks
	(Cost $1,048,246)	889,669

Number of Contracts
PURCHASED OPTION CONTRACTS — 0.1%
PUT OPTIONS — 0.1%
EQUITY — 0.1%
372	iShares MSCI Taiwan ETF Exercise Price: $50.00, Notional Amount: $1,860,000, Expiration Date: September 16, 2022	71,610

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTION CONTRACTS (Continued)
	EQUITY (Continued)
37	Tesla, Inc. Exercise Price: $600.00, Notional Amount: $2,220,000, Expiration Date: August 19, 2022	$115,162
		186,772
	Total Put Options
	(Cost $108,800)	186,772
	Total Purchased Option Contracts
	(Cost $108,800)	186,772

Number of Shares
	SHORT-TERM INVESTMENTS — 11.1%
29,750,108	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.20%[12]	29,750,108
	Total Short-Term Investments
	(Cost $29,750,108)	29,750,108
	TOTAL INVESTMENTS — 100.7%
	(Cost $275,125,948)	269,881,545
	Liabilities in Excess of Other Assets — (0.7)%	(1,878,868)
	TOTAL NET ASSETS — 100.0%	$268,002,677

Principal Amount
	SECURITIES SOLD SHORT — (0.2)%
	BONDS — (0.2)%
	CORPORATE — (0.2)%
	CONSUMER, CYCLICAL — (0.2)%
$(530,000)	Party City Holdings, Inc. 8.750%, 2/15/20263,8	(487,780)
	Total Corporate
	(Proceeds $495,682)	(487,780)
	Total Bonds
	(Proceeds $495,682)	(487,780)
	Total Securities Sold Short
	(Proceeds $495,682)	$(487,780)

REIT –	Real Estate Investment Trusts

*	Non-income producing security.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $202,914,942 which represents 75.71% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Convertible security.
[11]	Security is in default.
[12]	The rate is the annualized seven-day yield at period end.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (Moody's/ S&P)	Pay/(b) Receive Fixed Rate	Fixed/Rate Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/(Depreciation)	Value
J.P. Morgan
Markit CDX Hight Yield
CDSI Series 37 Index	B+	Receive	5%/Quarterly	12/20/26	$10,000,000	$(228,618)	$(434,387)	$(663,005)
Markit CMBX Investment Grade
CDSI Series 6 Index	BBB-	Receive	3%/Quarterly	5/11/63	1,000,000	(241,250)	(327)	(241,577)
Markit CDX NA Investment Grade
CDSI Series 33 Index	BBB-	Receive	1%/Quarterly	12/20/24	2,000,000	(51,000)	(17,519)	(68,519)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(520,868)	$(452,233)	$(973,101)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at April 30, 2022.

(b)	If Palmer Square Opportunistic Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Opportunistic Income Fund is receiving a fixed rate, Palmer Square Opportunistic Income Fund acts as guarantor of the variable instrument.

SWAPTIONS CONTRACTS

CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES

Counterparty/ Reference Entity	Buy/Sell Protection	Exercise Price	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
J.P. Morgan
Markit CDX.NA.HY.37
Call- 5 Year	Sell	$107.00	5/18/22	$(5,000,000)	$(14,500)	$14,434	$(66)
Put - 5 Year	Buy	102.00	5/18/22	5,000,000	38,500	320	38,820
TOTAL CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES					$24,000	$14,754	$38,754

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

		Currency	Currency Amount	Value At Settlement	Value At	Unrealized Appreciation
Purchase Contracts	Counterparty	Exchange	Purchased	Date	April 30, 2022	(Depreciation)
Euro	JP Morgan	EUR per USD	250,000	$298,024	$264,386	$(33,638)
				298,024	264,386	(33,638)

			Currency	Value At		Unrealized
		Currency	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Sold	Date	April 30, 2022	(Depreciation)
Euro	JP Morgan	EUR per USD	(7,250,000)	$(8,868,926)	$(8,016,416)	$852,510
				(8,868,926)	(8,016,416)	852,510
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(8,570,902)	$(7,752,030)	$818,872

EUR – Euro